Segment analysis - Reconciliation of [profit/(loss)] for the period to Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment analysis
Profit/Loss for the period	$ 5	$ 2		$ (10)
Income tax charge/(credit)	10	2	$ 6	(7)
Net finance expense	67	51	117	86
Depreciation and amortization	114	113	225	222
Exceptional operating items	14	10	17	21
Adjusted EBITDA	$ 210	$ 178	$ 365	$ 312